RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 22 - RELATED PARTY TRANSACTIONS

Related party relationships

Name of related parties	Relationship with the Company

Shenhua Hollysys Information Technology Co., Ltd. ("Shenhua Information")	20% owned by Beijing Hollysys
New Huake Electronic Technology Co., Ltd. ("New Huake")	37.5% owned by Beijing Hollysys
China Techenergy Co., Ltd. ("China Techenergy")	40% owned by Beijing Hollysys
Beijing Hollysys Electric Motor Co., Ltd ("Electric Motor")	40% owned by Beijing Hollysys
Zhejiang Sanxin Engineering Co., Ltd ("Zhejiang Sanxin")	6% owned by Hangzhou Hollysys
Hollysys Equipment Technology Co., Ltd. ("Hollysys Equipment")	20% owned by Beijing Hollysys as of June 30, 2011, and was disposed of during fiscal year 2012
Beijing Hollysys Machine Automation Co., Ltd. ("Hollysys Machine")	30% owned by Hollysys Investment

Due from related parties

	June 30,
	2011	2012

China Techenergy	$10,837,123	$14,850,375
Shenhua Information	1,333,534	1,183,660
Hollysys Machine	-	297,622
Hollysys Equipment	4,790	4,901

	$12,175,447	$16,336,558

The Company’s management believes that the collection of amounts due from related parties is reasonably assured and accordingly, no provision had been made for these balances.

Due to related parties

	June 30,
	2011	2012

Shenhua Information	$2,725,059	$1,544,464
China Techenergy	536,125	401,719
Electric Motor	17,396	16,224
Hollysys Equipment	1,780	1,821
Hollysys Machine	-	45
New Huake	58,203	2

	$3,338,563	$1,964,275

Transactions with related parties

Purchases of goods and services from:

	Year ended June 30,
	2010	2011	2012

Electric Motor	$41,757	$34,085	$31,729
China Techenergy	70,368	-	-
Shenhua Information	4,857,416	2,151,391	41,045
New Huake	493,203	879,111	-

	$5,462,744	$3,064,587	$72,774

Purchase of building from:

	Year ended June 30,
	2010	2011	2012

Shenhua Information	$-	$3,608,675	$-

	$-	$3,608,675	$-

Operating lease expenses paid to:

	Year ended June 30,
	2010	2011	2012

Shenhua Information	$32,069	$-	$-

	$32,069	$-	$-

Sales of goods and integrated solutions to:

	Year ended June 30,
	2010	2011	2012

China Techenergy	$4,189,366	$3,557,125	$3,657,215
Shenhua Information	2,184,844	727,460	1,411,274
Hollysys Machine	-	-	296,523
Electric Motor	11,038	13,478	1,775
Zhejiang Sanxin	8,337	-	-
Hollysys Equipment	1,385	-	-

	$6,394,970	$4,298,063	$5,366,787

Operating lease income from:

	Year ended June 30,
	2010	2011	2012

Hollysys Machine	$-	$-	$45,475

	$-	$-	$45,475

The Company sells automation control systems to China Techenergy which is used for non-safety operation control in the nuclear power industry. China Techenergy incorporates the Company’s non-safety automation control systems with their proprietary safety automated control systems to provide an overall automation and control system for nuclear power stations in China. The Company is not a party to the integrated sales contracts executed between China Techenergy and their customers. Intercompany profits and losses are eliminated until realized by the Company or China Techenergy as if the China Techenergy were a consolidated subsidiary.

The Company sells automation control systems to Shenhua Information which is used for operation control in the information automation industry. Shenhua Information incorporates the Company’s automation control systems with their proprietary automated remote control systems to provide an overall automation and control system to its customers. The Company is not a party to the integrated sales contracts executed between Shenhua Information and their customers.

Amounts due from and due to the related parties relating to the above transactions are unsecured, non-interest bearing and repayable on demand.